RELATED PARTY DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related party transactions	$ 2,097,242	$ 1,706,496	$ 714,506
Directors and officers
Disclosure of transactions between related parties [line items]
Related party transactions	1,685,242	1,265,152	307,425
LinxPartners Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	371,000	401,044	363,781
MakevCo Consulting Inc.
Disclosure of transactions between related parties [line items]
Related party transactions	21,400	21,200	23,600
Sophir Asia Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	$ 19,600	$ 19,100	$ 19,700